Regulatory Matters - Pending General Rate Case Filings Additional Information (Details) - USD ($) $ in Millions	Oct. 23, 2026	Jul. 01, 2026	Jun. 23, 2026	Jun. 05, 2026	May 15, 2026	Jan. 27, 2026	Nov. 03, 2025	Jul. 01, 2025	Dec. 05, 2024	Jul. 27, 2026
Two Thousand Twenty Seven Test Year [Member] | Partial Settlement [Member]
Public Utilities, General Disclosures [Line Items]
Public utilities, requested rate increase (decrease), amount								$ 24
Two Thousand Twenty Seven Test Year [Member] | Revised Proposal [Member]
Public Utilities, General Disclosures [Line Items]
Public utilities, requested rate increase (decrease), amended, amount								43
Two Thousand Twenty Seven Test Year [Member] | Construction Work in Progress Excluded [Member]
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, estimated and not approved amount								20
Two Thousand Twenty Eight Escalation Year [Member] | Partial Settlement [Member]
Public Utilities, General Disclosures [Line Items]
Public utilities, requested rate increase (decrease), amount								21
Two Thousand Twenty Eight Escalation Year [Member] | Revised Proposal [Member]
Public Utilities, General Disclosures [Line Items]
Public utilities, requested rate increase (decrease), amended, amount								22
Two Thousand Twenty Eight Escalation Year [Member] | Construction Work in Progress Excluded [Member]
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, estimated and not approved amount								19
Two Thousand Twenty Nine Attrition Year [Member] | Partial Settlement [Member]
Public Utilities, General Disclosures [Line Items]
Public utilities, requested rate increase (decrease), amount								22
Two Thousand Twenty Nine Attrition Year [Member] | Revised Proposal [Member]
Public Utilities, General Disclosures [Line Items]
Public utilities, requested rate increase (decrease), amended, amount								26
Two Thousand Twenty Nine Attrition Year [Member] | Construction Work in Progress Excluded [Member]
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, estimated and not approved amount								22
Public Utility Authorization Effective Date December 18, 2026
Public Utilities, General Disclosures [Line Items]
Common equity, percentage	50.00%
Debt ratio, percentage	50.00%
Illinois
Public Utilities, General Disclosures [Line Items]
Authorized return on equity, percentage	9.67%					10.75%
General rate case authorizations, annualized incremental revenues, requested rate, increase in capital investments			$ 577
Illinois | Public Utility Authorization Effective Date January 1, 2027
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, estimated and not approved amount						$ 15				$ 119
Common equity, percentage						52.42%
Debt ratio, percentage						47.58%
Public utilities, requested rate increase (decrease), amended, amount			104
Illinois | Public Utility Authorization Effective Date January 1, 2028
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, estimated and not approved amount			$ 16
Common equity, percentage						52.74%
Debt ratio, percentage						47.26%
Virginia
Public Utilities, General Disclosures [Line Items]
Common equity, percentage							51.79%
General rate case authorizations, annualized incremental revenues, requested rate, increase in capital investments							$ 115
General rate case authorizations, annualized incremental revenues, requested rate increase, amount							$ 22
Proposed return on equity, percentage				9.75%			10.75%
Public utilities, requested rate increase (decrease), amount				$ 16
Public utilities, requested equity capital structure, percentage				51.79%
California, Step Increase
Public Utilities, General Disclosures [Line Items]
Authorized return on equity, percentage									10.20%
General rate case authorizations, annualized incremental revenues, requested rate, increase in capital investments								$ 750
Missouri
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, requested rate, increase in capital investments		$ 1,600
General rate case authorizations, annualized incremental revenues, previously approved infrastructure filings amount		$ 32
Proposed return on equity, percentage		10.50%
Public utilities, requested rate increase (decrease), amount		$ 179
Public utilities, requested debt capital structure, percentage		49.70%
Public utilities, requested equity capital structure, percentage		50.30%
Kentucky
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, requested rate, increase in capital investments					$ 108
Proposed return on equity, percentage					10.75%
Public utilities, requested rate increase (decrease), amount					$ 18
Public utilities, requested debt capital structure, percentage					47.71%
Public utilities, requested equity capital structure, percentage					52.29%